Segment Reporting	6 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting
21.	Segment reporting

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the COO (“Chief Operating Officer”) for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Group operates in a single business segment which is the business of sales of connectors, assemblies and wire harness. No operating segments have been aggregated to form the following reportable operating segment.

Geographical information and major customers

The Group’s non-current assets are based in Malaysia.

The following table breaks down revenue by geographic location of the Group’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Thailand	5,363,142	5,309,432	1,188,324
Malaysia	3,797,780	2,644,241	591,818
Switzerland	849,109	3,094,611	692,617
United States of America	707,872	36,126	8,085
Others (a)	129,783	86,613	19,385
	10,847,686	11,171,023	2,500,229

(a)	No revenue from other single country amounted to 3% or more of the Group’s revenue.